UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: April 30, 2014

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2014

This information must be preceded or

accompanied by a current prospectus.

Investors should read the prospectus carefully

before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The total net of fee return of the LSV Small Cap Value Fund and the benchmark Russell 2000 Value Index for the trailing period ended April 30, 2014, were as follows:

	6 Months	1 Year	Since Inception*
LSV Small Cap Value Fund	10.36%	30.27%	29.94%
Benchmark:
Russell 2000 Value Index	4.97	19.61	20.63

* Inception date is February 28, 2013.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578).

U.S. equity markets continued to rise in the trailing 6-month period despite geopolitical worries and an increase in stock price volatility. Within the broad market indices, small cap value stocks continued to be in favor as the Russell 2000 Value Index was up 5.0% and the Russell 2000 Growth Index was up only 1.3%. This has been a positive development in terms of relative performance for the LSV Small Cap Value Fund.

Stock selection was strong across sectors during the trailing 6-month period as Fund holdings performed particularly well in the Health Care, Energy, Financials and Technology sectors. Overall sector allocations detracted however as the Fund’s underweight exposure to Utilities stocks detracted from relative performance results.

By historical standards stocks are neither cheap nor expensive at present, trading close to fair value. The LSV Small Cap Value Fund however trades at sizeable discounts relative to the benchmark as well as the broad market. Current valuations are 12.8x 2014 earnings estimates, 7.5x trailing cash flow and a 2.2% yield. We continue to believe and empirical evidence supports that building a portfolio of deeply discounted stocks pays off well in the long-run and in the short-run is not necessarily highly correlated with market direction.

Sector weightings are a result of our bottom-up stock selection process subject to minimum and maximum exposures to sectors and industries. The Fund’s most significant sector exposures on a relative basis are to the Health Care and Technology sectors. The Fund is underweight to Utilities and Consumer Discretionary stocks. From an industry perspective, the biggest overweights are to Insurance and Health Care Providers and the biggest underweights are to Electric Utilities and REITs.

LSV was recently awarded the 2014 “Best Equity Small Fund Group” by Lipper. Our assets under management, ownership structure and team remain stable. As always, we are committed to a consistent application of our investment process and research agenda as part of an ongoing effort to enhance our quantitative model and add value for our clients.

The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal. Investments in smaller companies typically exhibit higher volatility.

The Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

Index returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Lipper presents the Best Equity Small Fund Group Award to the firm demonstrating the best historical risk-adjusted returns, relative to peers, for the previous three years ending November 30, 2013. Fund groups with at least five equity portfolios in the respective asset classes are eligible for a group award. More information on the Lipper Fund Awards methodology is available at www.lipperweb.com.

April 30, 2014	(Unaudited)

Sector Weightings†:

† Percentages are based on total investments.

Schedule of Investments

LSV Small Cap Value Equity Fund	Shares	Value (000)
Common Stock (97.6%)
Aerospace & Defense (2.1%)
AAR	11,600	$300
Alliant Techsystems	1,600	231
Navigant Consulting*	8,900	150

		681

Agricultural Products (0.5%)
Fresh Del Monte Produce	5,400	156

Air Freight & Logistics (1.3%)
Air Transport Services Group*	14,300	112
Atlas Air Worldwide Holdings*	4,500	158
Park-Ohio Holdings*	2,900	169

		439

Aircraft (2.4%)
Alaska Air Group	2,600	244
Hawaiian Holdings*	22,400	324
Republic Airways Holdings*	14,600	121
SkyWest	7,300	85

		774

Alternative Carriers (1.5%)
Inteliquent	13,500	184
Iridium Communications*	24,100	161
Premiere Global Services*	12,100	154

		499

Apparel Retail (0.5%)
Men’s Wearhouse	2,300	109
Stage Stores	3,600	69

		178

Apparel/Textiles (0.0%)
Perry Ellis International*	150	2

Application Software (0.3%)
Ebix	5,900	93

	Shares	Value (000)
Asset Management & Custody Banks (2.4%)
BlackRock Kelso Capital	16,400	$149
Calamos Asset Management, Cl A	13,000	159
Janus Capital Group	28,300	343
Medallion Financial	8,610	117

		768

Automotive (2.4%)
Cooper Tire & Rubber	9,800	246
Cooper-Standard Holding*	2,700	183
Standard Motor Products	3,000	114
Stoneridge*	10,200	109
Strattec Security	1,900	127

		779

Banks (14.5%)
1st Source	5,000	147
Arrow Financial	4,200	105
Banco Latinoamericano de Comercio Exterior, Cl E	9,340	240
BBCN Bancorp	11,500	177
Berkshire Hills Bancorp	3,700	87
Camden National	2,600	99
Chemical Financial	5,540	156
Citizens & Northern	700	13
Community Trust Bancorp	2,600	96
Enterprise Financial Services	400	7
Federal Agricultural Mortgage, Cl C	3,400	121
First Commonwealth Financial	34,200	294
First Defiance Financial	4,100	111
First Interstate Bancsystem, Cl A	9,500	236
First Merchants	900	19
Flushing Financial	8,000	154
Fulton Financial	15,800	193
Great Southern Bancorp	7,500	215
International Bancshares	6,900	158
Lakeland Bancorp	10,600	111
MainSource Financial Group	4,990	82
OFG Bancorp	14,700	251
Old National Bancorp	14,200	201
Peoples Bancorp	6,170	161
Popular*	4,900	151
Provident Financial Holdings	8,800	124
Republic Bancorp, Cl A	5,330	128
S&T Bancorp	8,700	202
Susquehanna Bancshares	19,000	197
Tompkins Financial	3,525	166
Webster Financial	6,000	181
WesBanco	4,900	148

		4,731

Biotechnology (0.7%)
Myriad Genetics*	3,400	144

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2014	(Unaudited)

LSV Small Cap Value Equity Fund	Shares	Value (000)
Biotechnology (continued)
PDL BioPharma	10,700	$91

		235

Chemicals (1.7%)
FutureFuel	6,900	138
Olin	10,400	292
OMNOVA Solutions*	13,000	119

		549

Commercial Printing (1.0%)
Courier	240	4
Deluxe	1,700	93
Ennis	10,900	163
RR Donnelley & Sons	3,467	61

		321

Commercial Services (1.7%)
Convergys	9,000	194
CSG Systems International	7,290	192
Sykes Enterprises*	8,200	162

		548

Commodity Chemicals (0.2%)
Cabot	1,030	60

Computer & Electronics Retail (0.7%)
Rent-A-Center, Cl A	7,500	219

Computers & Services (1.5%)
Dice Holdings*	17,200	131
Imation*	2,500	11
QLogic*	23,000	266
TeleCommunication Systems, Cl A*	34,350	88

		496

Construction & Engineering (1.0%)
MYR Group*	7,300	171
Tutor Perini*	5,400	160

		331

Consumer Products (0.8%)
Smith & Wesson Holding*	17,500	269

Distributors (0.3%)
VOXX International, Cl A*	9,500	112

Diversified REIT’s (1.3%)
Gladstone Commercial	8,100	143
Lexington Realty Trust	6,100	66
One Liberty Properties	1,700	37
RAIT Financial Trust	1,966	16
Winthrop Realty Trust	11,800	164

		426

Electrical Services (2.2%)
Avista	13,900	447
Portland General Electric	7,900	264

		711

	Shares	Value (000)
Financial Services (1.4%)
Nelnet, Cl A	4,100	$173
Oppenheimer Holdings, Cl A	4,116	105
World Acceptance*	2,600	189

		467

Food Distributors (0.3%)
Spartan Stores	3,900	84

Food, Beverage & Tobacco (1.6%)
John B Sanfilippo & Son	3,500	81
Omega Protein*	1,900	21
Sanderson Farms	3,100	255
Seneca Foods, Cl A*	2,100	60
Universal	1,900	104

		521

General Merchandise Stores (0.6%)
Big Lots*	3,900	154
Gordmans Stores	11,000	50

		204

Health Care Distributors (0.7%)
PharMerica*	8,100	220

Health Care Equipment (1.6%)
Exactech*	6,300	140
Greatbatch*	3,500	161
Hill-Rom Holdings	2,900	108
PhotoMedex*	8,500	129

		538

Health Care Facilities (2.1%)
Kindred Healthcare	14,900	374
Select Medical Holdings	23,300	325

		699

Health Care Services (0.8%)
Chemed	2,200	183
Gentiva Health Services*	8,200	62

		245

Industrials (0.8%)
Brink’s	10,700	272

Insurance (6.2%)
American Equity Investment Life Holding	8,000	187
American Financial Group	800	47
Aspen Insurance Holdings	4,600	211
CNO Financial Group	12,900	223
FBL Financial Group, Cl A	4,074	182
Horace Mann Educators	5,200	156
Magellan Health Services*	1,400	81
Protective Life	2,800	143
Stancorp Financial Group	2,800	171
Symetra Financial	11,200	231
Tower Group International	6,600	16
Triple-S Management, Cl B*	10,900	163

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2014	(Unaudited)

LSV Small Cap Value Equity Fund	Shares	Value (000)
Insurance (continued)
Universal Insurance Holdings	15,100	$221

		2,032

IT Consulting & Other Services (0.3%)
CACI International, Cl A*	1,400	98

Leasing & Renting (1.1%)
Aircastle	5,800	102
Houston Wire & Cable	10,500	130
Ryder System	400	33
TAL International Group	2,300	97

		362

Machinery (3.2%)
American Railcar Industries	4,600	319
Ampco-Pittsburgh	4,880	98
Columbus McKinnon	3,600	95
Hurco	2,500	67
Hyster-Yale Materials Handling	1,492	144
Kadant	2,900	101
LB Foster, Cl A	2,500	118
NACCO Industries, Cl A	746	40
NN	2,400	47
Oshkosh	190	11

		1,040

Marine (0.5%)
Safe Bulkers	19,300	157

Metal & Glass Containers (0.3%)
Myers Industries	6,000	112

Mortgage REIT’s (3.9%)
Anworth Mortgage Asset	40,500	219
Capstead Mortgage	23,500	300
Dynex Capital	22,700	195
Hatteras Financial	8,100	159
MFA Financial	1,800	14
Mortgage Investment Trust	12,000	212
PennyMac Mortgage Investment Trust	7,500	176
Two Harbors Investment	950	10

		1,285

Office Equipment (0.6%)
ACCO Brands*	20,500	126
Steelcase, Cl A	3,980	65

		191

Office REIT’s (1.8%)
Brandywine Realty Trust	24,300	353
CommonWealth	5,100	130
DuPont Fabros Technology	4,700	114

		597

Oil & Gas Equipment & Services (0.7%)
Newpark Resources*	14,400	173

	Shares	Value (000)
Oil & Gas Equipment & Services (continued)
TGC Industries*	8,795	$45

		218

Oil & Gas Storage & Transportation (0.4%)
StealthGas*	10,600	115

Paper & Paper Products (1.2%)
Neenah Paper	6,200	312
PH Glatfelter	3,700	95

		407

Personal Products (0.4%)
Nutraceutical International*	5,400	135

Petroleum & Fuel Products (5.8%)
Alon USA Energy	5,700	93
Delek US Holdings	3,300	105
Energy XXI Bermuda	10,500	251
Hercules Offshore*	53,600	240
Parker Drilling*	35,100	233
Stone Energy*	2,100	103
VAALCO Energy*	25,900	239
Warren Resources*	55,500	281
Western Refining	8,000	348

		1,893

Pharmaceuticals (0.7%)
Questcor Pharmaceuticals	2,400	197
Sciclone Pharmaceuticals*	7,700	37

		234

Printing & Publishing (2.2%)
CSS Industries	5,260	126
Journal Communications, Cl A*	15,000	120
Lexmark International, Cl A	5,400	232
Libbey*	3,800	101
McClatchy, Cl A*	12,500	69
Scholastic	2,600	86

		734

Reinsurance (3.3%)
Endurance Specialty Holdings	3,700	188
Maiden Holdings	26,800	316
Montpelier Re Holdings	9,800	300
Platinum Underwriters Holdings	2,500	157
Validus Holdings	2,900	107

		1,068

Retail (1.1%)
Big 5 Sporting Goods	10,100	123
Dillard’s, Cl A	110	11
Ingles Markets, Cl A	4,500	103
Roundy’s	17,000	115

		352

Retail REIT’s (3.0%)
Agree Realty	3,400	102
CBL & Associates Properties	5,600	102

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2014	(Unaudited)

LSV Small Cap Value Equity Fund	Shares	Value (000)
Retail REIT’s (continued)
Cedar Realty Trust	41,800	$259
Excel Trust	13,900	175
Inland Real Estate	21,100	220
Pennsylvania Real Estate Investment Trust	8,100	134

		992

Semi-Conductors/Instruments (4.2%)
Amkor Technology*	39,300	313
Benchmark Electronics*	12,100	281
Integrated Silicon Solution*	12,200	176
Key Tronic*	4,700	49
OmniVision Technologies*	11,100	217
Photronics*	12,370	107
Sanmina*	11,000	223

		1,366

Specialized Consumer Services (0.5%)
Outerwall*	2,400	166

Specialized REIT’s (1.2%)
Ashford Hospitality Prime	2,220	34
Ashford Hospitality Trust	11,100	114
Hospitality Properties Trust	2,090	63
Sunstone Hotel Investors	12,400	177

		388

Technology Distributors (2.1%)
Ingram Micro, Cl A*	2,210	60
Insight Enterprises*	7,200	188
SYNNEX*	2,300	155
Tech Data*	4,500	281

		684

Telephones & Telecommunications (1.3%)
Black Box	3,520	75
Comtech Telecommunications	2,100	66
NETGEAR*	6,600	213
Tessco Technologies	2,000	66

		420

Wireless Telecommunication Services (0.7%)
NTELOS Holdings	7,200	99
USA Mobility	7,850	134

		233

Total Common Stock (Cost $28,006)		31,906

	Face Amount (000)	Value (000)
Repurchase Agreement (2.1%)
Morgan Stanley 0.000%, dated 04/30/14, to be repurchased on 05/01/14, repurchase price $673, (collateralized by a U.S. Treasury Bill, par value $686, 0.625%, 2/15/43; with total market value $687)	$673	$673

Total Repurchase Agreement (Cost $673)		673

Total Investments — 99.7% (Cost $28,679)		$32,579

Percentages are based on Net Assets of $32,675 (000).

*	Non-income producing security.

Cl	Class

REIT	Real Estate Investment Trust

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$31,906	$—	$—	$31,906
Repurchase Agreement	—	673	—	673
Total Investments in Securities	$31,906	$673	$—	$32,579

For the six months ended April 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. During the six months ended April 30, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (000) April 30, 2014	(Unaudited)

	LSV Small Cap Value Fund
Assets:
Investments at Value (Cost $28,679)	$32,579
Receivable for Capital Shares Sold	179
Dividend and Interest Receivable	15
Prepaid Expenses	11
Total Assets	32,784
Liabilities:
Payable for Investment Securities Purchased	89
Payable due to Adviser	15
Payable for Capital Shares Redeemed	3
Payable due to Administrator	2
Payable due to Trustees	—
Payable due to Chief Compliance Officer	—
Other Accrued Expenses	—
Total Liabilities	109
Net Assets	$32,675

Net Assets Consist of:
Paid-in Capital	$27,357
Undistributed Net Investment Income	19
Accumulated Realized Gain on Investments	1,399
Net Unrealized Appreciation on Investments	3,900
Net Assets	$32,675

Institutional Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,540,275	(1)
Net Asset Value, Offering and Redemption Price Per Share	$12.86

(1)	Shares have not been rounded.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Operations (000) For the six months ended April 30, 2014	(Unaudited)

LSV Small Cap Value Fund
Investment Income:
Dividend Income	$331
Interest Income	—
Total Investment Income	331
Expenses:
Investment Advisory Fees	99
Administration Fees	9
Trustees’ Fees	—
Chief Compliance Officer Fees	—
Transfer Agent Fees	14
Offering Costs	12
Registration and Filing Fees	7
Custodian Fees	4
Printing Fees	2
Professional Fees	1
Insurance and Other Fees	3
Total Expenses	151
Less: Waiver of Investment Advisory Fees	(32)
Less: Fees Paid Indirectly — (see Note 4)	—
Net Expenses	119
Net Investment Income	212
Net Realized Gain on Investments	1,400
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,171
Net Realized and Unrealized Gain on Investments	2,571
Net Increase in Net Assets Resulting from Operations	$2,783

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (000) For the six months ended April 30, 2014 (Unaudited) and the period ended October 31, 2013

	LSV Small Cap Value Fund
	11/1/2013 to 4/30/2014	2/28/2013 to 10/31/2013(1)
Operations:
Net Investment Income	$212	$187
Net Realized Gain on Investments	1,400	1,015
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,171	2,729
Net Increase in Net Assets Resulting from Operations	2,783	3,931
Dividends and Distributions:
Net Investment Income	(392)	—
Net Realized Gain	(1,004)	—
Total Dividends and Distributions	(1,396)	—
Capital Share Transactions:
Issued	7,889	23,214 (2)
In Lieu of Dividends and Distributions	1,396	—
Redeemed	(2,891)	(2,251)
Net Increase in Net Assets Derived from Capital Share Transactions	6,394	20,963
Total Increase in Net Assets	7,781	24,894
Net Assets:
Beginning of Period	24,894	—
End of Period (including undistributed net investment income of $19 and $199, respectively)	$32,675	$24,894

Shares Transactions:
Issued	627	2,218
In Lieu of Dividends and Distributions	114	—
Redeemed	(226)	(194)
Net Increase in Shares Outstanding from Share Transactions	515	2,024

(1)	Commenced operations February 28, 2013.

(2)	Includes issuance as a result of an in-kind transfer of securities (see note 9).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights For a share outstanding throughout each period For the six months ended April 30, 2014 (Unaudited) and the period ended October 31, 2013

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gain	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

LSV Small Cap Value Fund
2014**	$12.30	$0.09	$1.14	$1.23	$(0.18)	$(0.49)	$(0.67)	$12.86	10.36%	$32,675	0.85%	1.07%	1.49%	20%
2013*	10.00	0.11	2.19	2.30	—	—	—	12.30	23.00	24,894	0.85	1.39	1.50	31

*	Commencement of operations was February 28, 2013. All ratios for the period have been annualized.

**	For the six months ended April 30, 2014. All ratios for the period have been annualized.

†	Total return is for the period indicated and has not been annualized. Total return shown does not reflect the deduction of taxes. Total return would have been lower had the Adviser not waived a portion of its fee.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements April 30, 2014	(Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 50 funds. The financial statements herein are those of the LSV Small Cap Value Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The Fund commenced operations on February 28, 2013. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2014, there were no securities valued in accordance with Fair Value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2014, there have been no significant changes to the Fund’s fair valuation methodologies.

Notes to Financial Statements April 30, 2014	(Unaudited)

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2014, the Fund did not have any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2014, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”)

or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Transfer Agency and Custodian Agreements:

The LSV Funds (the “Funds”) and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.07% of the Funds’ first $1 billion of average daily net assets; 0.06% of the Funds’ average daily net assets between $1 billion and $1.5 billion; 0.04% of the Funds’ average daily net assets between $1.5 billion and $3 billion; and 0.035% of the Funds’ average daily net assets over $3 billion. There is a minimum annual fee of $150,000 per Fund and $25,000 for each additional share class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and

Notes to Financial Statements April 30, 2014	(Unaudited)

Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six months ended April 30, 2014, the Fund earned $1 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and LSV Asset Management (the “Adviser”) are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.70% of the Fund’s average daily net assets. The Adviser has contractually agreed through February 28, 2015 to waive fees and reimbursed expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses to a maximum of 0.85% of the Fund’s average daily net assets.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2014, were as follows (000):

Purchases
Other	$10,601
Sales
Other	$5,615

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-

capital, as appropriate, in the period that the differences arise.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2014, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$28,679	$5,058	$(1,158)	$3,900

8.	Other:

At April 30, 2014, 85% of total shares outstanding were held by two record shareholders. The shareholders were comprised of an omnibus account that was held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9.	In-Kind Transfers of Securities:

During the period ended October 31, 2013, the Fund issued shares of beneficial interest in exchange for securities.

As a result of this purchase, the following shares were issued for assets valued at the following:

Date of Transfer	Shares Issued(1)	Value of Investment Securities (000)
2/28/2013	1,595,116	$15,951

(1)	Shares have not been rounded.

Notes to Financial Statements April 30, 2014	(Unaudited)

10.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

•  Actual fund return.  This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% return.  This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/13	Ending Account Value 04/30/14	Annualized Expense Ratios	Expenses Paid During Period*
LSV Small Cap Value Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,103.60	0.85%	$4.43

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,020.58	0.85%	$4.26

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the half year period ended 4/30/14).

Board Considerations in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 11, 2014 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance systems; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with a peer group of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect any economies of scale being realized by the Adviser for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel and the resources of the Adviser. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment approach for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Board Considerations in Re-Approving the Advisory Agreement (Unaudited)

Investment Performance of the Funds and the Adviser

The Board was provided with information regarding the Funds’ performance since the Agreement was last renewed, as well as information regarding the Funds’ performance over other time periods including since their inception. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to institutional and other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates. The Trustees noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including expense limitation and fee waiver arrangements. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board was unable to conclude that economies of scale, if any, were not appropriately shared with the Funds.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Small Cap Value Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm:

Ernst & Young LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-Fund-LSV and (ii) on the Commission’s website at http://www.sec.gov.

LSV-SA-006-0200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2014

By (Signature and Title)	/s/ James F. Volk
James F. Volk Treasurer, Controller & CFO

Date: July 7, 2014